QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Oct. 26, 2014
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

Note P

Quarterly Results of Operations (Unaudited)

The following tabulations reflect the unaudited quarterly results of operations for the years ended October 26, 2014, and October 27, 2013.

				Net Earnings
				Attributable to	Basic	Diluted
		Gross	Net	Hormel Foods	Earnings	Earnings
(in thousands, except per share data)	Net Sales	Profit	Earnings	Corporation(1)	Per Share(2)	Per Share(2)
2014
First quarter	$ 2,242,672	$ 398,642	$ 154,458	$ 153,348	$ 0.58	$ 0.57
Second quarter	2,244,866	378,758	140,706	140,090	0.53	0.52
Third quarter	2,284,947	363,999	139,014	137,975	0.52	0.51
Fourth quarter	2,543,771	423,584	171,848	171,264	0.65	0.63
2013
First quarter	$ 2,116,241	$ 344,193	$ 131,045	$ 129,716	$ 0.49	$ 0.48
Second quarter	2,152,686	352,801	126,641	125,520	0.47	0.46
Third quarter	2,159,525	330,306	113,905	113,635	0.43	0.42
Fourth quarter	2,323,202	385,516	158,485	157,340	0.60	0.58

(1)Excludes net earnings attributable to the Company’s noncontrolling interests.

(2)Quarterly amounts are independently computed and may not add to the annual amounts.